Related party disclosures - Summary of Related Party Disclosures for Associates and Joint Ventures (Detail) - Associates [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [Line Items]
Fee revenue	$ 11	$ 9	$ 3
Amounts receivable	19	$ 10	$ 11
Amounts payable	$ (10)